NOTE 7 - CONVERTIBLE DEBT: Convertible Debt (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Unsecured Convertible, due 01/19/17
Convertible Promissory Note	$ 6,750	$ 6,750	$ 6,750
SUBTOTAL	$ 6,750	6,750	6,750
Debt Instrument, Interest Rate, Effective Percentage	8.00%
Original Principal Amount	$ 15,000
Debt Instrument, Interest Rate, Effective Percentage	8.00%
Original Principal Amount	$ 15,000
Unsecured Convertible Due 08/05/23
Convertible Promissory Note	0	110,535	0
SUBTOTAL	$ 0	110,535	0
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Original Principal Amount	$ 154,000
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Original Principal Amount	$ 154,000
Unsecured Convertible Due 05/01/23
Convertible Promissory Note	200,000	200,000	0
SUBTOTAL	$ 200,000	200,000	0
Debt Instrument, Interest Rate, Effective Percentage	12.00%
Original Principal Amount	$ 200,000
Debt Instrument, Interest Rate, Effective Percentage	12.00%
Original Principal Amount	$ 200,000
Unsecured Convertible Due 10/24/23
Convertible Promissory Note	388,888	0
SUBTOTAL	388,888	0
Convertible Promissory Note	595,638	317,285	6,750
SUBTOTAL	595,638	317,285	6,750
Debt discount and deferred financing costs	0	0	0
TOTAL	595,638	$ 317,285	$ 6,750
Original Principal Amount	369,000
Original Principal Amount	$ 369,000